RELATED PARTY TRANSACTIONS - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
RELATED PARTY TRANSACTIONS
Services fees	$ 2,948	$ 3,745	$ 6,350
Other revenue	1,295	1,680	4,113
Purchase of equipment	$ 581	$ 804	$ 120